COMMITMENTS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments [Line Items]
Rental expenses under operating leases	$ 4,165	$ 3,094	$ 1,929
Advertising payment obligation in 2013	125,888
Advertising payment obligation in 2014	$ 36,035